CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS
Total revenue	¥ 345,857	¥ 199,615
Cost of revenue	(219,384)	(138,556)
Gross profit	126,473	61,059
Other net income	22,612	3,021
Research and development expenses	(797,654)	(644,635)
Administrative expenses	(152,066)	(278,942)
Selling expenses	(51,891)	(27,780)
Impairment loss on receivables and contract assets	(384)	(2,800)
Operating loss	(852,910)	(890,077)
Net foreign exchange gain/(loss)	(24,489)	5,629
Interest income	98,506	74,946
Fair value changes of financial assets at fair value through profit or loss ("FVTPL")	(5,909)	23,154
Finance costs	(5,089)	(3,292)
Loss before taxation	(789,891)	(789,640)
Income tax	141	(1,877)
Loss for the period	(789,750)	(791,517)
Loss attributable to shareholders of the Company	¥ (789,750)	¥ (791,517)
Loss per ordinary share
Basic loss per Class A and Class B ordinary share	¥ (0.79)	¥ (0.87)
Diluted loss per Class A and Class B ordinary share	¥ (0.79)	¥ (0.87)
Product [member]
CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS
Total revenue	¥ 112,783	¥ 69,281
Cost of revenue	(75,578)	(35,461)
Service [member]
CONDENSED CONSOLIDATED STATEMENT OF PROFIT OR LOSS
Total revenue	233,074	130,334
Cost of revenue	¥ (143,806)	¥ (103,095)